PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property And Equipment Net Tables
PROPERTY AND EQUIPMENT, NET
	December 31,
	2014	2015

Cost:
Laboratory equipment	$98	$123

Accumulated depreciation:
Laboratory equipment	$10	$56

Depreciated cost	$88	$67